Segmented information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of entity's operating segments [Abstract]
Disclosure of operating segments
The Company’s segments are summarized in the following tables:

	2020
	Fekola Mine	Masbate Mine	Otjikoto Mine	Other Mineral Properties	Corporate & Other	Total
	$	$	$	$	$	$

External gold revenue	1,113,288	368,473	307,167	—	—	1,788,928
Production costs	200,228	131,780	75,857	—	—	407,865
Depreciation & depletion	164,591	65,775	71,125	—	1,423	302,914
Reversal of impairment of long-lived assets	—	174,309	—	—	—	174,309
Write-down mineral property interests	—	—	—	11,353	—	11,353
Current income tax, withholding and other taxes	226,059	33,385	50,229	240	—	309,913
Net income (loss)	411,251	234,145	68,075	16,477	(57,535)	672,413
Capital expenditures	198,755	42,307	69,998	41,513	1,295	353,868
Total assets	1,404,135	864,043	450,843	354,577	288,781	3,362,379

	2019
	Fekola Mine	Masbate Mine	Otjikoto Mine	Limon Mine	Libertad Mine	Other Mineral Properties	Corporate & Other	Discont. Operations	Total
		$	$	$	$	$	$	$	$

External gold revenue	617,452	293,875	247,251	47,122	81,947	—	30,000	(162,010)	1,155,637
Intersegment gold revenue	—	—	—	16,532	16,409	—	(32,941)	—	—
Production costs	167,667	124,534	81,977	36,860	74,543	—	—	(111,403)	374,178
Depreciation & depletion	116,782	50,701	83,823	10,730	6,955	—	973	(17,685)	252,279
Reversal of impairment of long-lived assets	—	(100,477)	—	—	—	—	—	—	(100,477)
Write-down mineral property interests	—	—	—	—	—	7,277	—	—	7,277
Current income tax, withholding and other taxes	93,483	19,619	1,344	2,146	5,849	—	3	(7,995)	114,449
Net income (loss)	167,389	142,913	36,918	2,288	4,694	(7,395)	(30,966)	—	315,841
Capital expenditures	147,334	29,865	58,540	33,521	20,390	25,922	319	—	315,891
Total assets	1,217,269	624,008	451,492	—	—	302,639	87,663	—	2,683,071

The Company’s mining interests are located in the following geographical locations:

	2020	2019
	$	$
Mining interests
Mali	1,134,868	1,094,998
Philippines	685,139	519,802
Namibia	336,897	325,366
Colombia	105,665	87,495
Burkina Faso	81,382	79,087
Nicaragua	76,235	53,471
Canada	24,160	2,160
Finland	9,034	6,697
Other	9,875	8,391
	2,463,255	2,177,467